Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases

The following table presents the future aggregate minimum lease payments under non-cancellable operating leases as at December 31, 2018:

	December 31, 2018	December 31, 2017
Less than one year	13,737	$20,317
1 to 5 years	9,977	25,621
More than 5 years	2,147	3,125
	$25,861	$49,063